Investments in joint ventures - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Net impairment and losses on sale of businesses and fixed assets	$ (1,121)	$ 14,381	$ 8,075
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Dividends received	$ 0	18	$ 70
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	(18)
Joint ventures
Disclosure of joint ventures [line items]
Provision for doubtful debts	0
Doubtful debt provision, expense	0
Net impairment and losses on sale of businesses and fixed assets	214	433
Joint ventures | oil production & operations
Disclosure of joint ventures [line items]
Net impairment and losses on sale of businesses and fixed assets	$ 214	$ 336
Joint ventures | Bottom of range [member]
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables	30 days
Joint ventures | Top of range [member]
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables	45 days